Expenses By Nature	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Expenses by nature
7.	Expenses by nature

	For the six months ended June 30,
(Euro thousands)	2023	2022
Personnel costs	91,602	88,284
Raw materials, consumables and finished goods used	63,632	82,133
Changes in inventories of finished goods and work in progress	2,882	(19,759)
Professional service fees	25,704	27,250
Depreciation and amortization	21,518	23,094
Freight and selling expenses	21,362	19,505
Advertising and marketing expenses	17,100	15,457
Lease expenses	13,824	9,717
Net foreign exchange losses / (gains)	8,486	(7,950)
Studies and research expenses	3,789	4,689
Office expenses	2,977	2,020
Travel expenses	2,631	1,609
Taxes and surcharges	1,796	1,066
Fair value changes on warrants	972	—
Provisions and impairment losses	(3,241)	6,500
Other	9,153	9,545

Total expenses	284,187	263,160

10. Expenses by nature

	For the years ended December 31,
(Euro thousands)	2022	2021	2020

Personnel costs	184,254	154,965	151,513
Raw materials, consumables and finished goods used	140,273	115,621	70,985
Changes in inventories of finished goods and work in progress	(13,337)	(14,997)	1,441
Depreciation and amortization	45,810	41,584	48,332
Professional service fees	43,614	29,562	26,629
Freight and selling expenses	40,962	19,016	11,513
Advertising and marketing expenses	32,162	26,590	22,510
Lease expenses	22,614	13,625	5,690
Provisions and impairment losses	16,729	10,766	22,676
Studies and research expenses	11,916	8,552	7,458
Office expenses	5,916	4,111	3,585
Travel expenses	4,345	1,561	2,169
Taxes and surcharges	2,946	4,006	3,972
Fair value changes on warrants	1,132	—	—
Net foreign exchange (gains) / losses	339	(10,489)	3,304
Other	24,904	12,363	8,652

Total expenses	564,579	416,836	390,429

Breakdown for personnel costs:

	For the years ended December 31,
(Euro thousands)	2022	2021	2020

Salaries and wages	134,888	117,154	109,420
Social contributions, pension plans and indemnities	26,930	19,403	22,502
Employee share-based compensation	7,431	7,208	5,389
Severance indemnities	2,613	3,260	7,816
Other benefits	12,392	7,940	6,386

Total personnel costs	184,254	154,965	151,513

Breakdown for lease
expenses:

	For the years ended December 31,
(Euro thousands)	2022	2021	2020

Variable lease payments	20,830	8,433	3,533
Expenses relating to short-term leases	1,347	4,339	3,070
Expenses relating to low-value leases	437	933	1,449
Rent concessions	—	(80)	(2,362)

Total lease expenses	22,614	13,625	5,690

The Group’s variable lease payments are typically linked to sales without a guaranteed minimum.
Lease payments not required to be capitalized as
right-of-use
assets under IFRS 16 (short-term and
low-value
leases) are recognized as the expense is incurred.
Breakdown for provisions and impairment losses:

	For the years ended December 31,
(Euro thousands)	2022	2021	2020

Allowance of obsolete inventories	11,417	8,971	4,430
Provisions for trade and other receivables	1,617	669	1,842
Other provisions	983	1,349	1,310
(Reversal)/impairment of right-of-use assets	2,434	(430)	8,720
Impairment of property, plant and equipment	278	207	1,321
Impairment of intangible assets	—	—	5,053

Total provisions and impairment losses	16,729	10,766	22,676

Impairment of property, plant and equipment and
right-of-use
assets primarily relate to impairment of leased stores.